BASIC AND DILUTED EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The Company's earnings per share on the weighted average number of shares outstanding was as follows:

	Six Months Ended June 30,
(in thousands of $, except number of shares and per share data)	2025	2024
Net income attributable to Owners of Cool Company Ltd.	20,930	62,641
Weighted average number of shares outstanding	53,447,384	53,702,846
Dilutive potential common shares(1)	70,205	—
Weighted average number of shares, adjusted for dilution	53,517,589	53,702,846

Basic and diluted earnings per share	$0.39	$1.17

(1) The effects of share options were excluded from the calculation of diluted EPS for the six months ended June 30, 2025 (2024: share options and restricted stock units were excluded), because the effect was anti-dilutive.